Investment in Associates - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Nov. 15, 2023	Jun. 19, 2023
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	100.00%
Commitment initial injections							$ 60,000
Cost of sales	$ 2,778,222,000	$ 2,339,696,000	[1]	$ 1,332,569,000	[1]
Cost of sales delivered to carrying amount investment	(28,376,000)
Transition services to Polestar Technology	27,630,000	$ 0		$ 0
Property, plan and equipment investment	$ 8,159,000
Investment, Secondary Contribution							140,000
Brand licensing, royalty percentage						2.00%
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	49.00%
Commitment capital injections							98,000
Proportion of proportionate share percentage	0.40
Recognized share of losses in Polestar Technology	$ (43,304,000)
Investment, Secondary Contribution							68,600
Xingji Meizu
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	51.00%
Commitment capital injections							102,000
Commitment initial injections							30,600
Proportion of proportionate share percentage	0.60
Investment, Secondary Contribution							$ 71,400

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.